Equity (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of activity shares

The activity with respect to shares during 2019, 2018 and 2017 was as follows:

	SHARES As of December 31,
	2019	2018	2017

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of shareholder composition

As of December 31, 2019 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	24,822,041,271	24,822,041,271	13.17
Banks on behalf of third parties	15,957,137,883	-	15,957,137,883	8.47
Pension funds (AFP) on behalf of third parties	9,995,705,956	-	9,995,705,956	5.30
Stock brokers on behalf of third parties	5,551,024,270	-	5,551,024,270	2.95
Other minority holders	5,527,216,146	-	5,527,216,146	2.93
Total	163,624,085,523	24,822,041,271	188,446,126,794	100.00
(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2018 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	26,486,000,071	26,486,000,071	14.05
Banks on behalf of third parties	15,451,106,985	-	15,451,106,985	8.20
Pension funds (AFP) on behalf of third parties	9,033,172,896	-	9,033,172,896	4.79
Stock brokers on behalf of third parties	4,773,558,507	-	4,773,558,507	2.53
Other minority holders	6,109,287,067	-	6,109,287,067	3.25
Total	161,960,126,723	26,486,000,071	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2017 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	31,238,866,071	31,238,866,071	16.58
Banks on behalf of third parties	13,892,691,988	-	13,892,691,988	7.37
Pension funds (AFP) on behalf of third parties	6,896,552,755	-	6,896,552,755	3.66
Stock brokers on behalf of third parties	3,762,310,365	-	3,762,310,365	2.00
Other minority holders	6,062,704,347	-	6,062,704,347	3.21
Total	157,207,260,723	31,238,866,071	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

Schedule of basic and diluted earnings per share
As of December 31, 2019, 2018 and 2017 the basic and diluted earnings per share were as follows:

	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	619,091	595,333	562,801
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	3.285	3.159	2.986
Basic earnings per share from continuing operations (in Ch$)	3.276	3.139	2.972
Basic earnings per share from discontinued operations (in Ch$)	0.009	0.020	0.015

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	619,091	595,333	562,801
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	3.285	3.159	2.987
Diluted earnings per share from continuing operations (in Ch$)	3.276	3.139	2.972
Diluted earnings per share from discontinued operations (in Ch$)	0.009	0.020	0.015

Schedule of other comprehensive income from available for sale investments and cash flow hedges
Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	6,962	1,855	-
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(17,775)	6,609	-
Recycling from other comprehensive income to income for the year	39,997	(1,502)	-
Available for sale investments
As of January 1,	-	-	7,375
Gain (losses) on the re-measurement of available for sale investments, before tax	-	-	(10,384)
Recycling from other comprehensive income to income for the year	-	-	4,864
Subtotals	22,222	5,107	(5,520)
Total	29,184	6,962	1,855

Cash flow hedges
As of January 1,	9,803	(3,562)	2,288
Gains (losses) on the re-measurement of cash flow hedges, before tax	(49,163)	14,048	(5,850)
Recycling adjustments on cash flow hedges, before tax	(1,075)	(683)	-
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(50,238)	13,365	(5,850)
Total	(40,435)	9,803	(3,562)

Other comprehensive income, before taxes	(11,251)	16,765	(1,707)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(7,756)	(1,810)	-
Income tax relating to available for sale investments		-	(473)
Income tax relating to cash flow hedges	10,918	(2,646)	908
Total	3,162	(4,456)	435

Other comprehensive income, net of tax	(8,089)	12,309	(1,272)
Attributable to:
Shareholders of the Bank	(8,856)	11,353	(2,312)
Non-controlling interest	767	956	1,040